Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
December 31, 2012

2013	495
2014	212
2015	177
2016	99
2017	39
Thereafter	4
Total minimum lease payments	1,026
Less: amount representing interest	(72)
Present value of minimum lease payments	953
Less: current portion	(459)
Long-term portion	494

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	France	Japan

2013	297	124
2014	297	-
2015	297	-
2016	297	-
2017	272	-
Total	1,460	124